Segmental information - Reconciliation of underlying EBITDA to profit after taxation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Disclosure of operating segments [line items]
Profit after tax for the period	$ 4,947	$ 9,448	[1]
Taxation	1,983	2,867	[1]
Profit before taxation	6,930	12,315	[1]
Depreciation and amortisation in subsidiaries excluding capitalised depreciation	2,405	2,405
Depreciation and amortisation in equity accounted units	238	242
Finance items in subsidiaries	748	359
Taxation and finance items in equity accounted units	373	363
Gains on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	(112)	(14)
Impairment charges	1,175	0	[1]
Change in closure estimates (non-operating and fully impaired sites)	(29)	43
Gain recognised by Kitimat relating to LNG Canada's project	0	(116)
Underlying EBITDA	11,728	15,597
Capitalised depreciation	$ 80	$ 54
Close down restoration and environmental
Disclosure of operating segments [line items]
Actuarial assumption of discount rates	2.00%	1.50%		1.50%

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.